Public Offering - Additional Information (Detail) - $ / shares		3 Months Ended	12 Months Ended
	Dec. 07, 2021	Mar. 31, 2023	Dec. 31, 2022
IPO [Member]
Class of Stock [Line Items]
Shares issued		8,000,000	8,000,000
Over-Allotment Option [Member]
Class of Stock [Line Items]
Shares issued	3,000,000	1,800,000	1,800,000
Class A Ordinary Shares [Member] | IPO [Member]
Class of Stock [Line Items]
Shares issued	23,000,000	23,000,000	23,000,000
Class of warrants or rights number of shares called by each warrant or right		1	1
Class of warrants or rights exercise price per share		$ 11.5	$ 11.5
Sale of stock issue price per share		$ 10	$ 10
Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Shares issued		3,000,000	3,000,000